Condensed Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net (loss) income	$ (2,759,098)	$ 572,588	$ 897,276	$ (176,867)
Adjustments to reconcile net (loss) income to net cash used in Operating activities:
Impairment				33,333
Stock based compensation	1,582,072
Common stock issued for services	1,064,114
Depreciation expense	19,425		25,903	25,903
Operating lease expense	2,010
Changes in Operating Assets and Liabilities:
Accounts receivable	(136,039)	(131,608)	(178,455)	(54,821)
Related party receivables			(509,283)	(1,184)
Loan receivables				(55,000)
Accounts payable and accruals	(7,588)	18,137	36,137	32,054
Net cash (used) provided by operating activities	(235,104)	459,117	271,578	(196,582)
Cash Flows from Investing Activities:
Net Cash used in financing activities
Cash Flows from Financing Activities:
Loan payable – related party	48,060	77,649
Distributions to controlling shareholder	(45,077)	(87,490)
Loan payable			(2,193)	36,695
Net cash provided (used) by financing activities	2,983	(9,841)	(2,193)	36,695
Net change in cash	(232,121)	449,276	269,385	(159,887)
Cash, at beginning of period	374,091	104,707	104,707	264,594
Cash, at end of period	141,970	553,983	374,091	104,707
Supplemental Non-Cash Disclosure:
Cash paid for interest
Cash paid for taxes
Non-cash financing activity:
Establish right of use of asset	222,344
Common stock issued for prepaid services	$ 185,000